Accrued Liabilities	6 Months Ended
Jul. 31, 2023
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	July 31,	January 31,
	2023	2023
Accrued compensation and benefits	36,163	35,536
Accrued contingent acquisition consideration	46,947	30,949
Accrued professional fees	1,398	1,619
Other accrued liabilities	13,583	12,205
	98,091	80,309

Other accrued liabilities include accrued expenses related to third party resellers and royalties, suppliers, and accrued restructuring charges.